Expense Example - FidelitySmallCapValueFund-AMCIZPRO - FidelitySmallCapValueFund-AMCIZPRO - Fidelity Small Cap Value Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Small Cap Value Fund - Class A
Expense Example:
1 year	$ 700
3 years	963
5 years	1,247
10 years	2,053
Fidelity Advisor Small Cap Value Fund - Class C
Expense Example:
1 year	309
3 years	646
5 years	1,108
10 years	2,195
Fidelity Advisor Small Cap Value Fund - Class M
Expense Example:
1 year	501
3 years	819
5 years	1,160
10 years	2,120
Fidelity Advisor Small Cap Value Fund - Class I
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	1,259
Fidelity Advisor Small Cap Value Fund - Class Z
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108